DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2020
Disclosure of deferred tax assets and liabilities [Abstract]
DEFERRED TAX ASSETS AND LIABILITIES
15.       DEFERRED TAX ASSETS AND LIABILITIES

Recognised deferred tax assets and liabilities

Deferred tax assets and liabilities of the Group are attributable to the following:

	Assets		Liabilities		Net
	2020 US$’000	2019 US$’000	2020 US$’000	2019 US$’000	2020 US$’000	2019 US$’000
Property, plant and equipment	733	1,027	(9)	(9)	724	1,018
Intangible assets	—	—	(4,072)	(6,099)	(4,072)	(6,099)
Inventories	750	642	—	—	750	642
Provisions	2,159	3,622	—	—	2,159	3,622
Tax value of loss carry-forwards	433	216	—	—	433	216
Other items	110	745	(824)	(1,031)	(714)	(286)

Deferred tax assets/(liabilities)	4,185	6,252	(4,905)	(7,139)	(720)	(887)

The deferred tax asset in 2020 is mainly due to deductible temporary differences relating to provisions, property, plant and equipment and the elimination of unrealised intercompany inventory profit. In 2020, the deferred tax asset decreased by US$2,067,000 mainly due to a reduction in deductible temporary differences principally attributable to interest provisions.

The deferred tax liability is caused by the net book value of non-current assets being greater than the tax written down value of non-current assets, temporary differences due to the acceleration of the recognition of certain charges in calculating taxable income permitted in Ireland and the US. The deferred tax liability decreased by US$2,234,000 in 2020, principally because of the impairment of intangible assets on which the deferred tax liabilities were recognised.

Deferred tax assets and liabilities are only offset when the entity has a legally enforceable right to set off current tax assets against current tax liabilities and where the intention is to settle current tax liabilities and assets on a net basis or to realise the assets and settle the liabilities simultaneously. At December 31, 2020 and at December 31, 2019 no deferred tax assets and liabilities are offset as it is not certain as to whether there is a legally enforceable right to set off current tax assets against current tax liabilities and it is also uncertain as to what current tax assets may be set off against current tax liabilities and in what periods.

The vast majority of temporary differences are expected to reverse after 2022.

Movement in temporary differences during the year

	Balance January, 1 2020	Recognised in income	Balance December 31, 2020
	US$’000	US$’000	US$’000
Property, plant and equipment	1,018	(294)	724
Intangible assets	(6,099)	2,027	(4,072)
Inventories	642	108	750
Provisions	3,622	(1,463)	2,159
Tax value of loss carry-forwards	216	217	433
Other items	(286)	(428)	(714)
	(887)	167	(720)

	Balance January, 1 2019	Recognised in income	Balance December 31, 2019
	US$’000	US$’000	US$’000
Property, plant and equipment	778	240	1,018
Intangible assets	(7,189)	1,090	(6,099)
Inventories	668	(26)	642
Provisions	4,311	(689)	3,622
Tax value of loss carry-forwards	-	216	216
Other items	(296)	10	(286)
	(1,728)	841	(887)

Unrecognised deferred tax assets

Deferred tax assets have not been recognised by the Group in respect of the following items:

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	85,198	80,577
US alternative minimum tax credits	1,848	1,928
Other temporary timing differences	21,878	7,399
US state credit carryforwards	802	493

	118,019	98,690

There was an increase of US$19,329,000 in the unrecognised deferred tax assets during the year ended December 31, 2020.